Revenue - Schedule of Revenue Recognized (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Timing of Revenue Recognition:
Revenues	¥ 115,745	$ 17,059	¥ 203,394
Services transferred at a point in time [Member]
Timing of Revenue Recognition:
Revenues	112,554		198,374
Services transferred over time [Member]
Timing of Revenue Recognition:
Revenues	3,028		4,341
Goods transferred at a point in time [Member]
Timing of Revenue Recognition:
Revenues	¥ 163		¥ 679